Long-term debt - Schedule of Long-term Debt (Detail)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 CLP ($)	Feb. 15, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021	Feb. 15, 2021 CAD ($)
Debt Instrument [Line Items]
Long-term debt	$ 7,512,017,000				$ 6,211,375,000
Less: current portion	(423,274,000)				(356,397,000)
Long-term debt, excluding current portion	$ 7,088,743,000				5,854,978,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes (Green Equity Units)
Debt Instrument [Line Items]
Weighted average coupon	1.18%	1.18%	1.18%			1.18%
Par value	$ 1,150,000,000
Long-term debt	$ 1,142,814,000				1,140,801,000
Senior Unsecured Notes | Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	3.39%	3.39%	3.39%
Par value	$ 1,505,000,000
Long-term debt	$ 1,496,101,000				1,689,792,000
Senior Unsecured Notes | Senior unsecured utility notes
Debt Instrument [Line Items]
Weighted average coupon	6.34%	6.34%	6.34%
Par value	$ 142,000,000
Long-term debt	$ 154,271,000				155,571,000
Senior Unsecured Notes | Senior secured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	4.71%	4.71%	4.71%
Par value	$ 556,209,000
Long-term debt	$ 554,822,000				558,177,000
Senior Unsecured Notes | Canadian dollar Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	3.68%	3.68%	3.68%
Par value		$ 1,200,000,000		$ 200,000			$ 150,000
Long-term debt	$ 882,899,000				1,099,403,000
Senior Unsecured Notes | Senior secured project notes
Debt Instrument [Line Items]
Weighted average coupon	10.21%	10.21%	10.21%
Par value		$ 20,349,000
Long-term debt	$ 15,024,000				18,344,000
Senior Unsecured Notes | Senior unsecured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	4.05%	4.05%	4.05%
Par value			$ 1,637,000
Long-term debt	$ 77,206,000				77,963,000
Senior Unsecured Notes | Senior Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 5,855,566,000				5,589,513,000
Senior Unsecured Notes | 5.25%, U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.25%	5.25%	5.25%
Par value		$ 400,000,000
Long-term debt	$ 291,238,000				0
Senior Unsecured Notes | 5.56%, U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.56%	5.56%	5.56%
Par value	$ 1,387,500,000
Long-term debt	1,365,213,000				621,862,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured revolving credit facilities
Debt Instrument [Line Items]
Long-term debt	351,786,000				368,806,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured bank credit facilities and delayed draw term facility
Debt Instrument [Line Items]
Long-term debt	773,643,000				141,956,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial paper
Debt Instrument [Line Items]
Long-term debt	$ 407,000,000				$ 338,700,000